Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Intangible Assets, Net [Abstract]
Amortization expenses	$ 1,926	$ 2,243	$ 2,982